GENERAL (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					0 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Feb. 07, 2012	Oct. 22, 2012	Aug. 12, 2013
Business Acquisition [Line Items]
Goodwill from acquisitions			$ 8,598
Acquisition costs	0		508		2,902
Net operating losses carryforward	21,229	[1]	25,683	[1]
Acquisition of Orsus, Lamda and E-Glue [Member]
Business Acquisition [Line Items]
Fair value of potential earn-out based on performance milestones	35
Amount of adjustment of earn-out liability	1,418
Acquisition of Merced [Member]
Business Acquisition [Line Items]
Cash						182,105
Consideration transferred in acquisition						185,868
Recorded net tangible liabilities						29,314
Options and Restricted Share Units						3,763
Acquisition of Merced [Member] | Core Technology [Member]
Business Acquisition [Line Items]
Amortization period						6 years
Intangible assets						91,874
Acquisition of Merced [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Amortization period						8 years
Intangible assets						32,310
Acquisition of Merced [Member] | Covenant Not to Compete [Member]
Business Acquisition [Line Items]
Amortization period						2 years 6 months
Intangible assets						8,009
Acquisition of Merced [Member] | Backlog [Member]
Business Acquisition [Line Items]
Amortization period						2 years
Intangible assets						7,390
Acquisition of Merced [Member] | Goodwill [Member]
Business Acquisition [Line Items]
Intangible assets						75,599
Acquisition of RedKite [Member]
Business Acquisition [Line Items]
Cash							9,017
Goodwill from acquisitions							6,803
Consideration transferred in acquisition							11,601
Fair value of potential earn-out based on performance milestones							2,584
Maximum additional payment of earn-out							5,750
Technology							4,785
Amortization period of technology intangible assets							3 years
Earn-out liability							0
Amount of adjustment of earn-out liability							2,584
Acquisition Of Causata [Member]
Business Acquisition [Line Items]
Cash								21,352
Goodwill from acquisitions								8,598
Customer relationships								2,001
Consideration transferred in acquisition								22,666
Fair value of potential earn-out based on performance milestones								1,314
Maximum additional payment of earn-out								2,000
Technology								10,474
Net operating losses carryforward								$ 6,765
Amortization period								5 years

[1]	Including deferred taxes on losses for US income tax purposes as of December 31, 2014 and 2013, derived from the exercise of employee stock options in the amount of $6,126 and $7,873, respectively.